Organization and Principal Activities - Schedule of Company’s Major Subsidiaries and Consolidated VIE (Details)	6 Months Ended
Jun. 30, 2026
Shanghai Xiao-i Robot Technology Co., Ltd. (“Shanghai Xiao-i”) [Member]
VIE
Date of Incorporation	Aug. 27, 2009
Place of incorporation	PRC
Percentage of beneficial ownership for purposes of accounting	100.00%
Principal Activities	Internet technology development
Guizhou Xiao-i Robot Technology Co., Ltd. (“Guizhou Xiao-i”) [Member]
Wholly and Major owned subsidiaries
Date of Incorporation	Jul. 18, 2016
Place of incorporation	PRC
Percentage of beneficial ownership for purposes of accounting	70.00%
Principal Activities	AI robot development
AI PLUS HOLDING LIMITED (“AI Plus”) [Member]
Wholly and Major owned subsidiaries
Date of Incorporation	Aug. 30, 2018
Place of incorporation	British Virgin Islands
Percentage of beneficial ownership for purposes of accounting	100.00%
Principal Activities	Investing holding company
Xiao-i Technology Limited (“Xiao-i Technology”) [Member]
Wholly and Major owned subsidiaries
Date of Incorporation	Dec. 17, 2018
Place of incorporation	Hong Kong
Percentage of beneficial ownership for purposes of accounting	100.00%
Principal Activities	Investing holding company
Zhizhen Artificial Intelligent Technology (Shanghai) Co. Ltd. (“Zhizhen Technology”) (“WFOE”) [Member]
Wholly and Major owned subsidiaries
Date of Incorporation	Feb. 21, 2019
Place of incorporation	PRC
Percentage of beneficial ownership for purposes of accounting	100.00%
Principal Activities	WFOE, a holding company
Xiaoi Robot Technology (H.K) Ltd. (“Xiaoi Robot”) [Member]
Wholly and Major owned subsidiaries
Date of Incorporation	Jun. 03, 2016
Place of incorporation	Hong Kong
Percentage of beneficial ownership for purposes of accounting	100.00%
Principal Activities	Internet technology development